INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES
NOTE O—INCOME TAXES

Income taxes inclusive of discontinued operations include the following components (in $1,000s):

	2012	2011	2010
Federal:
Current expense	$170	$1,532	$3,638
Deferred benefit	(226)	(1,082)	(1,403)
	(56)	450	2,235
State:
Current expense (benefit)	1	(649)	545
Deferred benefit		(810)	(720)
	1	(1,459)	(175)

Income tax expense (benefit)	$(55)	$(1,009)	$2,060

In addition to state income taxes, certain states in which the banks operate impose taxes based on measures other than income.  Tax expense associated with those jurisdictions approximated $309,500 in 2012 ($464,500 in 2011 and $670,000 in 2010) and is excluded from income tax expense (included as a component of other noninterest expense).

Federal income taxes paid in 2012, 2011 and 2010 approximated $230,000, $278,000 and $715,000, respectively.  No state income taxes were paid in 2012 ($84,000 was paid in 2011 and $62,000 was paid in 2010).

Differences between income tax expense recorded and amounts computed using the statutory tax rate (in $1,000s) are reconciled below based on operating results (including discontinued operations):

	2012	2011	2010

Federal income tax benefit computed at statutory rate of 35%	$(9,618)	$(18,527)	$(88,306)
State income taxes expense (benefit)	4,502	(9,744)	(10,297)
Valuation allowance on deferred state income tax assets	(4,501)	8,285	10,122
Federal tax effect of:
State income taxes	(1,575)	3,411	3,604
Valuation allowance on state taxes	1,575	(2,900)	(3,543)
Valuation allowance recorded for deferred federal income tax assets	(2,578)	23,559	78,162
Other	12,140	(5,093)	12,318

Total income tax expense (benefit)	$(55)	$(1,009)	$2,060

Capitol had a valuation allowance for deferred income tax assets to reduce such net assets to an amount which was deemed to be realizable on a more-likely-than-not basis as of December 31, 2012 and 2011.  The valuation allowance may reduce income tax expense accrual requirements to the extent of Capitol's profitability in future periods.

Net deferred income tax assets, a component of other assets, consisted of the following at December 31 (in $1,000s):

	2012	2011

Allowance for loan losses	$26,493	$37,086
Net operating loss carryforwards of subsidiaries	131,513	124,613
Deferred compensation	789	1,060
Depreciation	(765)	(1,858)
Start-up costs of de novo banks	624	1,043
Fair value adjustment for investment securities available for sale	(37)	(36)
Other real estate owned	12,095	16,585
Net deferred costs of loan originations	(181)	(448)
Unaccrued interest income on nonperforming loans	5,518	7,021
Other, net	14,373	21,766
	190,422	206,832
Less valuation allowance	(190,457)	(205,875)

	$(35)	$957

Capitol and most of its subsidiaries have federal and state net operating loss carryforwards which may reduce income taxes payable in future periods, which have been recognized for deferred tax purposes (subject to a valuation allowance) and, as of December 31, 2012, expire as follows (in $1,000s):

	Federal	State
2013-2015		$106,979
2016-2018		27,781
2019-2021	$12	2,778
2022-2024	496	1,133
2025-2028	41,733	23,001
2029-2032	294,362	35,318

	$336,603	$196,990

In conjunction with its annual review, management concluded that there were no significant uncertain tax positions requiring recognition in Capitol's consolidated financial statements.  Such evaluation was performed for 2009, 2010, 2011 and 2012, which are the tax years which remain subject to examination by major tax jurisdictions, updated as of December 31, 2012.

Capitol's consolidated federal tax returns for 2004 through 2009 were selected for examination by the Internal Revenue Service (the "IRS") due to the reporting of significant operating loss carrybacks from 2008 and 2009, and subsequent refund received in 2010.  The examination was concluded in 2012 and, as a result of this examination, Capitol has recorded a federal income tax liability approximating $6.4 million plus interest of $422,000 at year-end.

Capitol may from time to time be assessed interest or penalties associated with tax liabilities by major tax jurisdictions, although any such assessments would likely be immaterial.  To the extent Capitol may receive an assessment for interest and/or penalties, it would be classified in the consolidated statements of operations as a component of other noninterest expense; such amounts have been negligible during the periods presented.